THE HENLOPEN FUND

                            (THE HENLOPEN FUND LOGO)

                                QUARTERLY REPORT
                               SEPTEMBER 30, 2002


     To My Fellow Shareholders:

     For the quarter ending September 30, 2002, The Henlopen Fund declined 19.1%. Annualized returns for the Fund for one, three and five years are -11.0%, -7.2%, and -0.5%, respectively. Since inception on December 2, 1992, the Fund has an annualized return of 10.8%.

     Investor sentiment finally succumbed to the bear market during the September quarter, evidenced both by record equity fund outflows in the month of July and the number of bearish investment advisors eclipsing bullish advisors in the Investors Intelligence survey. As in the June quarter, recent economic statistics indicated we are in the midst of a tepid recovery, but the stock market continued to focus instead on corporate governance issues, terrorism, and looming military action in Iraq.

     We continue to believe that the current bear and future nascent bull phases of the stock market will require superior stock-picking skills. Currently, however, individual stock-picking has joined "top-down" thematic investing in a walk through the market's mine field. Investors ignore a company's solid fundamentals and occasionally even punish its stock price for a disappointment in its peer group; the carnage in the entire utility index due to the sins of the few is but one example.

     We stated in last quarter's letter that the market was perhaps setting itself up for a significant rally. The timing of any such rally is uncertain; however, the one thing of which we are confident is that the next bull market will start well before the negative news flow ceases. In the meantime, we will look at the market's ability to shake off bad news and reward good fundamentals for insight as to whether the anticipated rally is merely tradable or the start of something more substantial.

     Sincerely yours,

     /s/Michael L. Hershey

     Michael L. Hershey
     President

                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

  Date        The Henlopen Fund     S&P 500 Index     Lipper Growth Fund Index
  ----        -----------------     -------------     ------------------------
 12/2/92           $10,000             $10,000                 $10,000
12/31/92           $10,010             $10,162                 $10,204
 3/31/93           $10,821             $10,604                 $10,507
 6/30/93           $11,562             $10,654                 $10,661
 9/30/93           $12,450             $10,926                 $11,173
12/31/93           $12,999             $11,179                 $11,426
 3/31/94           $12,760             $10,758                 $11,084
 6/30/94           $12,126             $10,804                 $10,841
 9/30/94           $12,853             $11,332                 $11,373
12/31/94           $12,644             $11,330                 $11,246
 3/31/95           $13,583             $12,430                 $12,059
 6/30/95           $15,494             $13,613                 $13,349
 9/30/95           $17,819             $14,692                 $14,563
12/31/95           $17,453             $15,574                 $14,918
 3/31/96           $19,233             $16,409                 $15,591
 6/30/96           $21,442             $17,144                 $16,107
 9/30/96           $21,024             $17,670                 $16,566
12/31/96           $21,182             $19,141                 $17,527
 3/31/97           $20,072             $19,658                 $17,468
 6/30/97           $22,519             $23,083                 $20,228
 9/30/97           $28,095             $24,811                 $22,301
12/31/97           $25,971             $25,524                 $22,450
 3/31/98           $31,183             $29,084                 $25,229
 6/30/98           $29,902             $30,041                 $25,946
 9/30/98           $23,918             $27,058                 $22,985
12/31/98           $30,323             $32,818                 $28,216
 3/31/99           $30,744             $34,456                 $29,647
 6/30/99           $34,816             $36,885                 $31,571
 9/30/99           $34,260             $34,582                 $29,936
12/31/99           $49,162             $39,781                 $36,103
 3/31/00           $63,069             $40,678                 $38,735
 6/30/00           $53,512             $39,597                 $37,119
 9/30/00           $50,296             $39,213                 $36,626
12/31/00           $40,041             $36,145                 $32,176
 3/31/01           $33,035             $31,860                 $26,892
 6/30/01           $38,551             $33,724                 $28,772
 9/30/01           $30,774             $28,787                 $23,228
12/31/01           $40,339             $31,864                 $26,394
 3/31/02           $38,887             $31,952                 $25,829
 6/30/02           $33,882             $27,671                 $22,200
 9/30/02           $27,404             $22,891                 $18,737

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                            STATEMENT OF NET ASSETS
                         September 30, 2002 (Unaudited)

SHARES OR
PRINCIPAL
  AMOUNT                                                          VALUE (B)<F3>
  ------                                                          -------------

LONG-TERM INVESTMENTS -- 93.4% (A)<F2>

COMMON STOCKS -- 92.1% (A)<F2>
               AUTO & TRUCK RELATED -- 0.8%
    30,000     ArvinMeritor, Inc.                                  $   561,000

               BASIC MATERIALS -- 0.5%
    55,000     Universal Stainless &
                 Alloy Products, Inc.                                  324,500

               COAL -- 2.7%
    75,000     Arch Coal, Inc.                                       1,241,250
   100,000     Massey Energy Co.                                       645,000
                                                                   -----------
                                                                     1,886,250

               COMMUNICATIONS -- 3.5%
   175,000     ADC Telecommunications, Inc.                            201,250
    60,000     F5 Networks, Inc.                                       453,000
   200,000     NMS Communications Corp.                                270,000
   139,000     Optibase Ltd.                                           234,910
   311,000     Packeteer, Inc.                                         933,000
   100,000     Redback Networks Inc.                                    31,000
   301,000     Science Dynamics Corp.                                   15,050
   500,000     U.S. Wireless Data Inc.                                 250,000
                                                                   -----------
                                                                     2,388,210

               COMPUTER SYSTEMS -- 0.4%
   100,000     Sun Microsystems, Inc.                                  259,000

               CONSTRUCTION SERVICES -- 1.1%
    50,000     Dominion Homes, Inc.                                    775,000

               CONSUMER NON-DURABLES -- 0.3%
   200,000     Electric Fuel Corp.                                     210,000

               DISTRIBUTION -- 1.2%
    50,000     D & K Healthcare Resources, Inc.                        447,500
    40,000     Insight Enterprises, Inc.                               406,000
                                                                   -----------
                                                                       853,500

               ELECTRONICS/EQUIPMENT MANUFACTURING -- 0.7%
    30,000     Planar Systems Inc.                                     478,200

               FINANCIAL SERVICES -- 9.0%
    10,000     GreenPoint Financial Corp.                              417,400
   126,000     Penn-America Group, Inc.                              1,140,300
    50,000     Southern Financial Bancorp, Inc.                      1,448,500
    80,000     W Holding Company, Inc.                               1,304,000
    67,500     WSFS Financial Corp.                                  1,890,000
                                                                   -----------
                                                                     6,200,200

               FOOD & BEVERAGES -- 1.1%
    50,000     Chiquita Brands International, Inc.                     772,500

               HEALTHCARE PRODUCTS -- 14.8%
   300,000     Antex Biologics Inc.                                    180,000
   310,000     IGEN International, Inc.                              9,262,800
   160,000     PharmaNetics, Inc.                                      782,400
                                                                   -----------
                                                                    10,225,200

               HEALTHCARE SERVICES -- 4.4%
    50,000     American Medical
                 Security Group, Inc.                                  707,000
   275,000     QuadraMed Corp.                                         497,750
    80,000     SFBC International, Inc.                                862,320
    25,000     Triad Hospitals, Inc.                                   948,750
                                                                   -----------
                                                                     3,015,820

               LEISURE/ENTERTAINMENT -- 1.6%
    30,000     Alliance Gaming Corp.                                   463,800
    50,000     Aztar Corp.                                             660,500
                                                                   -----------
                                                                     1,124,300

               MEDICAL PRODUCTS/SUPPLIES -- 3.8%
    80,000     Conceptus, Inc.                                       1,224,000
    45,000     Kensey Nash Corp.                                       676,890
    60,000     Medical Action Industries Inc.                          711,660
                                                                   -----------
                                                                     2,612,550

               MISCELLANEOUS MANUFACTURING -- 2.5%
   110,000     Acacia Research Corp.                                   436,810
   150,000     Axsys Technologies, Inc.                              1,192,500
     9,000     Noble International, Ltd.                                99,270
                                                                   -----------
                                                                     1,728,580

               OIL & GAS EXPLORATION/PRODUCTION -- 5.3%
   100,000     Comstock Resources, Inc.                                690,000
    15,000     Newfield Exploration Co.                                503,850
    30,000     Pioneer Natural Resources Co.                           727,500
    50,000     Prima Energy Corp.                                    1,048,500
    25,000     Valero Energy Corp.                                     661,750
                                                                   -----------
                                                                     3,631,600

               OILFIELD PRODUCTS/SERVICES -- 8.5%
    75,000     Grant Prideco, Inc.                                     640,500
   600,000     Grey Wolf, Inc.                                       2,160,000
    50,000     Patterson-UTI Energy, Inc.                            1,275,500
   110,000     Universal Compression
                 Holdings, Inc.                                      1,782,000
                                                                   -----------
                                                                     5,858,000

               RESTAURANTS -- 1.0%
    80,000     Total Entertainment
                 Restaurant Corp.                                      652,000

               RETAILING -- 11.7%
    25,000     A.C. Moore Arts & Crafts, Inc.                          528,250
    30,000     Aeropostale, Inc.                                       462,000
    40,000     The Cato Corp.                                          759,200
   110,000     Charming Shoppes, Inc.                                  742,500
    15,000     Fred's, Inc.                                            447,870
    40,000     Gart Sports Co.                                         754,800
    70,000     Jos. A. Bank Clothiers, Inc.                          1,253,700
    30,000     Pier 1 Imports, Inc.                                    572,100
   400,000     Rite Aid Corp.                                          840,000
    75,000     TBC Corp.                                               777,750
    30,000     Tractor Supply Co.                                      953,400
                                                                   -----------
                                                                     8,091,570

               SEMICONDUCTORS/RELATED -- 2.2%
    40,000     ATMI, Inc.                                              564,000
    70,000     Fairchild Semiconductor Corp.                           662,900
   350,000     Optical Communication
                 Products, Inc.                                        269,500
                                                                   -----------
                                                                     1,496,400

               SOFTWARE & RELATED SERVICES -- 12.0%
   200,000     Acres Gaming Inc.                                     1,110,000
   125,000     BAM! Entertainment, Inc.                                125,000
   370,500     Bitstream Inc.                                          741,000
   100,000     Critical Path, Inc.                                      63,000
    90,000     ILOG S.A. SP-ADR                                        269,100
    30,000     Intrado Inc.                                            289,800
   300,000     Level 8 Systems, Inc.                                   111,000
   350,000     ON Technology Corp.                                     787,500
   275,000     SafeNet, Inc.                                         4,466,000
   285,000     TeleCommunication Systems, Inc.                         307,800
                                                                   -----------
                                                                     8,270,200

               TEXTILES -- 1.9%
   100,000     Quaker Fabric Corp.                                     629,000
   106,400     Unifi, Inc.                                             667,128
                                                                   -----------
                                                                     1,296,128

               TRANSPORTATION -- 1.1%
    70,000     Celadon Group, Inc.                                     777,000
                                                                   -----------
                    Total common stocks                             63,487,708

PREFERRED STOCKS -- 1.3% (A)<F2>
    50,000     EXCO Resources, Inc.,
                 5.00%, Conv Pfd 5/23/03                               862,500
                                                                   -----------
                    Total long-term investments                     64,350,208

SHORT-TERM INVESTMENTS -- 3.3% (A)<F2>

               VARIABLE RATE DEMAND NOTE -- 3.3%
$2,317,902     U.S. Bank, N.A.                                       2,317,902
                                                                   -----------
                    Total investments                               66,668,110
               Cash and receivables, less
               liabilities -- 3.3% (A)<F2>                           2,254,724
                                                                   -----------
                    NET ASSETS                                     $68,922,834
                                                                   -----------
                                                                   -----------
               Net Asset Value Per Share
                 (No par value, unlimited
                 shares authorized), offering
                 and redemption price
                 ($68,922,834 / 5,074,170
                 shares outstanding)                                    $13.58
                                                                        ------
                                                                        ------

(a)<F2> Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                               BOARD OF TRUSTEES

                              ROBERT J. FAHEY, JR.
                                Senior Director
                              Cushman & Wakefield
                           Philadelphia, Pennsylvania

                               MICHAEL L. HERSHEY
                                   Chairman,
                             Landis Associates LLC
                          Kennett Square, Pennsylvania

                                  JOHN A. KROL
                             Chairman/CEO (Retired)
                             E.I. DuPont de Nemours
                              Wilmington, Delaware

                            U.S. BANK INSTITUTIONAL
                                TRUST & CUSTODY
                                   Custodian

                               U.S. BANCORP FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                            Independent Accountants

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                    (610-925-0400)     WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.